Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2022	2021
Raw materials	$76,740	$37,628
Semi-finished goods	4,443	2,823
Merchandise	33,518	32,686
	$114,701	$73,137
The costs of revenues related to inventories were $195,616 thousand (including the impairment losses of $3,045 thousand), $186,179 thousand (including the reversal of impairment losses of $639 thousand due to subsequent sale of inventories) and $184,014 thousand (including the impairment losses of $3,059 thousand) for the years ended December 31, 2022, 2021 and 2020, respectively.